Segment, Geographic and Other Revenue Information - Revenues By Geographic Area - Footnotes (Detail) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	[1]	$ 48,851	$ 49,605	$ 51,584
Developed Europe [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	[2],[3]	9,714	11,719	11,739
Euro Member Countries, Euro | Developed Europe [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues		$ 7,400	$ 9,000	$ 8,900

[1]	Amounts may not add due to rounding.
[2]	Developed Europe region includes the following markets: Western Europe, Finland and the Scandinavian countries. Revenues denominated in euros were $7.4 billion in 2015, $9.0 billion in 2014 and $8.9 billion in 2013.
[3]	On September 3, 2015, we acquired Hospira. Commencing from the acquisition date, and in accordance with our domestic and international reporting periods, our consolidated statement of income for the year ended December 31, 2015 reflects four months of legacy Hospira U.S. operations and three months of legacy Hospira international operations. See Note 2A for additional information.